INCOME TAXES RELATING TO CONTINUING OPERATIONS - Schedule of Major Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current tax expense	$ 0	$ 0	$ 0